Consolidated statements of cash flows (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the carrying value of the structural borrowings of shareholder-financed operations are analysed as follows:
Issue of subordinated debt, net of costs	[1]	£ 565	£ 1,227	£ 590
Redemption of subordinated debt	[1]	(751)
Tax paid
Tax paid on profits taxable at policyholder rather than shareholder rates		298	226	£ 229
Core structural borrowings of shareholder-financed operations
Changes in the carrying value of the structural borrowings of shareholder-financed operations are analysed as follows:
Balance at beginning of period		6,798
Issue of subordinated debt, net of costs		565
Redemption of subordinated debt		(751)
Foreign exchange movement		(341)
Other movements		9
Balance at end of period		6,280	6,798
100m 8.5% undated subordinated guaranteed bonds of Scottish Amicable Finance plc
Changes in the carrying value of the structural borrowings of shareholder-financed operations are analysed as follows:
Balance at beginning of period		100
Balance at end of period		100	100
Interest paid on structural borrowings of with-profits operations
Face amount		£ 100	£ 100
Interest rate (as a percent)		8.50%	8.50%
Change in respect of carrying value		£ 0

[1]	Structural borrowings of shareholder-financed operations exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed operations and other borrowings of shareholder-financed operations. Cash flows in respect of these borrowings are included within cash flows from operating activities.